INCOME TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate	27.00%	27.00%	25.50%
Tax Expense at statutory tax rate	$ (16,876)	$ (257,451)	$ (61,037)
Tax effect of foreign tax rates	1,120	3,464	(7,118)
Tax effect of revenues exempt from taxation	42,376	82,521	40,133
Tax effect of not deductible expenses	(40,552)	(53,510)	(28,783)
Tax rate effect of tax loss carry forwards	46	15	(44)
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	884	(91)	195
Tax effect of a new evaluation of assets for deferred not recognized taxes	12,865	0	5,311
Tax rate effect from change in tax rate (opening balances)	0	0	78,946
Tax rate effect of adjustments for current tax of prior periods	(2,912)	(1,732)	(227)
Other tax rate effects	2,514	19	3,616
Total adjustments to tax expense at applicable tax rate	16,341	30,686	92,029
Tax benefit (expense) at effective tax rate	$ (535)	$ (226,765)	$ 30,992